AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2013.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 423	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 424	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLp
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on October 31, 2013 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 423 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 31, 2013 as the new effective date for Post-Effective Amendment No. 391 to the Trust’s Registration Statement, which was filed on February 28, 2013 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 409, 411, 413, 417, 419 and 421 to the Trust’s Registration Statement filed on May 13, 2013, May 23, 2013, June 6, 2013, July 3, 2013, August 1, 2013 and August 30, 2013, respectively. This Amendment relates solely to PowerShares Global Select Short Term Bond Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 391 to the Trust’s Registration Statement.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)                                 Amended and Restated Declaration of Trust of the Registrant. (2)

(b)                                 Amended and Restated By-laws of the Registrant. (6)

(c)                                  Not applicable.

(d)

1.                                      Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC.*

2.                                      Investment Sub-Advisory Agreement by and among PowerShares Capital Management LLC and the Sub-Advisers.*

(e)                                  Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.*

(f)                                   Not applicable.

(g)

1.                                      Custody Agreement between Registrant and The Bank of New York.*

2.                                      Foreign Custody Manager Agreement between Registrant and The Bank of New York.*

(h)

1.                                      Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York.*

2.                                      Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York.*

3.                                      Form of Participant Agreement between Invesco Distributors, Inc. and the Participant.*

4.                                      Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC.*

(i)

1.                                      Opinion and consent of counsel with respect to PowerShares Global Select Short Term Bond Portfolio.*

2.                                      Opinion and consent of counsel with respect to S&P 500® High Momentum Portfolio.*

(j)

1.                                      Not applicable.

(k)                                 Not applicable.

(l)                                     Not applicable.

(m)                             Not applicable.

(n)                                 Not applicable.

(o)                                 Not applicable.

(p)

1.                                      Code of Ethics of the Registrant. (5)

2.                                      Code of Ethics of Invesco Distributors, Inc. (1)

3.                                      Code of Ethics of Invesco PowerShares Capital Management LLC. (3)

4.                                      Code of Ethics of Invesco Senior Secured Management, Inc. (3)

(q)

1.                                      Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Nussbaum and Wilson. (4)

2.                                      Powers of Attorney for Messrs. Lim and Wicker. (7)

*                                         To be filed by amendment.

(1)                                 Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.

(2)                                 Incorporated by reference to Post-Effective Amendment No. 7, filed on September 18, 2007.

(3)                                 Incorporated by reference to Post-Effective Amendment No. 192, filed on January 31, 2011.

(4)                                 Incorporated by reference to Post-Effective Amendment No. 227, filed on July 7, 2011.

(5)                                 Incorporated by reference to Post-Effective Amendment No. 239, filed on August 12, 2011.

(6)                                 Incorporated by reference to Post-Effective Amendment No. 302, filed on February 28, 2012.

(7)                                 Filed herewith.

Item 29.  Persons Controlled by or Under Common Control with the Fund.

None.

Item 30. Indemnification.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification.  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications.  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.  Business and Other Connections of the Investment Adviser.

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B, which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on March 21, 2013 and amended through the date hereof, is incorporated herein by reference.

Item 32.  Principal Underwriters.

The sole principal underwriter for the Funds is Invesco Distributors, Inc. (formerly Invesco Aim Distributors, Inc.) which acts as distributor for the Registrant and the following other funds:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund

Invesco S&P 500 Index Fund

Invesco Global Real Estate Income Fund

Invesco U.S. Quantitative Core Fund

Invesco American Franchise Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Small Cap Discovery Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund

Invesco Constellation Fund

Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

AIM Funds Group (Invesco Funds Group)

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

AIM Growth Series (Invesco Growth Series)

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Global Quantitative Core Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Conservative Allocation Fund

Invesco Small Cap Growth Fund

Invesco Leaders Fund

Invesco U.S. Mortgage Fund

Invesco Convertible Securities Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Global Opportunities Fund

Invesco Select Opportunities Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodities Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco International Total Return Fund

Invesco Pacific Growth Fund

Invesco Select Companies Fund

Invesco Premium Income Fund

Invesco Global Markets Strategy Fund

Invesco Emerging Markets Equity Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco High Yield Securities Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Municipal Bond Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Invesco Corporate Bond Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Invesco Leisure Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Utilities Fund

Invesco American Value Fund

Invesco Comstock Fund

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Value Opportunities Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund

Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund

Invesco Diversified Dividend Fund

Invesco Van Kampen V.I. American Franchise Fund

Invesco Van Kampen V.I. Comstock

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Core Equity Fund

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. American Value Fund

Invesco Van Kampen V.I. Value Opportunities Fund

Invesco Van Kampen Senior Loan Fund

Invesco Van Kampen Exchange Fund

Short-Term Investments Trust

Government & Agency Portfolio

Government Tax Advantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust

PowerShares India Exchange-Traded Fund Trust

*                 Please note that PowerShares Exchange-Traded Fund Trust II is also distributed by Invesco Distributors, Inc., but it is not included in this list because it is the registrant filing the N-1A.

NAME AND PRINCIPAL BUSINESS ADDRESS**	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Robert C. Brooks	None	Director
Peter S. Gallagher	None	Director & President
Andrew Schlossberg	President	Director
John M. Zerr	Chief Legal Officer	Senior Vice President & Secretary
Annette Lege	None	Treasurer & Chief Financial Officer
Lisa O. Brinkley	None	Chief Compliance Officer
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

**          The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Item 33.  Location of Accounts and Records.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 30th day of September, 2013.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	September 30, 2013
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	September 30, 2013
Steven M. Hill

/s/ Anna Paglia	Secretary	September 30, 2013
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	September 30, 2013
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	September 30, 2013
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	September 30, 2013
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	September 30, 2013
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	September 30, 2013
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	September 30, 2013
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	September 30, 2013
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	September 30, 2013
Donald H. Wilson

*By: /s/ Anna Paglia		September 30, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with this Post-Effective Amendment and Post-Effective Amendment No. 227 to the Trust’s Registration Statement and incorporated by reference herein.

Exhibit Index

(q)(2)                  Powers of Attorney for Messrs. Lim and Wicker.